  As filed with the Securities and Exchange Commission on April 13, 2001

                                                      Registration No. 33- 33085
                                                                       811-06032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C    20549

--------------------------------------------------------------------------------
                                   FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-Effective Amendment No.___

                      Post-Effective Amendment No. 24                   X
                                                  ----                  -

                                      and

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940


                              Amendment No.  34                          X
                                            ----                         -


                             Separate Account VA B
                     -------------------------------------
                          (Exact Name of Registrant)

                        PFL Endeavor VA Separate Account
                   -----------------------------------------
                          (Former Name of Registrant)

                      Transamerica Life Insurance Company
                      -----------------------------------
                              (Name of Depositor)

                          PFL Life Insurance Company
                          --------------------------
                          (Former Name of Depositor)

              4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499
              --------------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                (319) 297-8121

                           Frank A. Camp, Esquire
                      Transamerica Life Insurance Company
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499
                    (Name and Address of Agent for Service)

                                   Copy to:

                         Frederick R. Bellamy, Esquire
                      Sutherland Asbill & Brennan LLP
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:
Flexible Premium Variable Annuity Policies

     It is proposed that this filing will become effective:


                immediately upon filing pursuant to paragraph (b) of
     -------    Rule 485


                on ________ pursuant to paragraph (b) of Rule 485
     -------

                60 days after filing pursuant to paragraph (a) (1) of
     -------    Rule 485


       X        on May 1, 2001 pursuant to paragraph (a)(1) of Rule 485
     -------



If appropriate, check the following box:

       [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing is solely for the purpose of delaying the post-effective date of the prior post-effective amendment filed on February 2, 2001. Parts A, B and C of the prior filing (Post-Effective Amendment No. 23 to Form N-4,
File No. 33-33085) are incorporated by reference.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 13th day of April, 2001.

                                    SEPARATE ACCOUNT VA B
                                    (Formerly PFL Endeavor VA Separate Account)

                                    TRANSAMERICA LIFE INSURANCE COMPANY
                                    (Formerly PFL Life Insurance Company)
                                    Depositor
                                                                          *
                                    _______________________________________
                                    Larry N. Norman
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.

Signatures                         Title                   Date
---------------------  -----------------------------  --------------

                    *  Director                               , 2001
---------------------
Patrick S. Baird

/s/ Craig D. Vermie    Director                       April 13, 2001
---------------------
Craig D. Vermie

                    *  Director                               , 2001
---------------------  (Principal Executive Officer)
Larry N. Norman

                    *  Director                               , 2001
---------------------
Bart Herbert, Jr.

                    *  Director                               , 2001
---------------------
Douglas C. Kolsrud

                    *  Vice President and                     , 2001
---------------------  Corporate Controller
Robert J. Kontz

                    *  Treasurer                              , 2001
---------------------
Brenda K. Clancy

*By Craig D. Vermie, Attorney-in-Fact